Notes Payable (Details Textual) - USD ($)		1 Months Ended			3 Months Ended	4 Months Ended	5 Months Ended
	Sep. 08, 2015	May 31, 2016	Oct. 28, 2015	Sep. 16, 2014	Sep. 30, 2016	May 02, 2016	Dec. 31, 2015	Oct. 06, 2015	Sep. 03, 2015	Dec. 31, 2014	Nov. 30, 2014
Common Stock, Shares, Outstanding			8,171,000		12,054,813		6,661,000
Debt Conversion, Converted Instrument, Shares Issued		1,166,503	3,750,000		800,057
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			300,000		510,000		200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price			$ 0.75		$ 5.28		$ 0.20
Stock Issued During Period, Value, New Issues						$ 702,888	$ 1,600
Interest Payable, Current		$ 17,699			$ 6,742
Moleculin, LLC [Member]
Debt Instrument, Interest Rate, Stated Percentage											8.00%
Revenue from Grants				$ 5,000,000
Percentage Of Matching Funds On Grants Received				50.00%
Interest Payable, Current							$ 34,275			$ 7,217
Unsecured Promissory Notes [Member]
Debt Instrument, Face Amount			$ 50,000					$ 150,000	$ 250,000
Debt Instrument, Interest Rate, Stated Percentage			0.00%		8.00%			0.00%	8.00%
Debt Instrument, Convertible, Conversion Price			$ 0.20					$ 0.20	$ 0.1299
Unsecured Promissory Notes [Member] | Moleculin, LLC [Member]
Debt Instrument, Face Amount	$ 55,774
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Maturity Date	Jun. 30, 2016
Promissory Note [Member] | Moleculin, LLC [Member]
Debt Instrument, Face Amount				$ 414,165
Debt Instrument, Interest Rate, Stated Percentage				6.00%
Debt Instrument, Maturity Date				Dec. 31, 2016
Series A Preferred Stock [Member] | Moleculin, LLC [Member]
Stock Issued During Period, Value, New Issues				$ 3,000,000